Annual Total Returns[BarChart] - Xtrackers Japan JPX-Nikkei 400 Equity ETF - Xtrackers Japan JPX-Nikkei 400 Equity ETF	2016	2017	2018	2019	2020
Total	2.26%	24.15%	(14.19%)	19.80%	14.29%